THE CANANDAIGUA FUNDS

                 Registration Nos.  033-53698 AND 811-7322

                  CERTIFICATION PURSUANT TO RULE 497(j)


     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, the undersigned registrant hereby certifies, in lieu of filing under paragraph (c) of Rule 497, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement on Form N-1A, Post-Effective Amendment No. 7, and that the text of Post-Effective Amendment No. 7 was filed electronically.

                              The Canandaigua Funds


                         By: /S/ STEVEN H. SWARTOUT

                              Steven H. Swartout, Secretary and Treasurer

                         Date:  March 17, 1998